Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 17,577	$ 17,934
Non-capital losses	313,062	$ 301,791
Expire On 2016 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	1,064
Non-capital losses	7,614
Expire On 2017 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	975
Non-capital losses	3,469
Expire On 2018 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	145
Non-capital losses	35,375
Expire On 2019 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	501
Non-capital losses	6,306
Expire On 2020 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	481
Non-capital losses	14,741
Thereafter until 2035 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	14,411
Non-capital losses	$ 245,557